Convertible Promissory Notes (Details) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 21, 2026	Sep. 12, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jan. 22, 2026	Jan. 14, 2026
Convertible Promissory Notes [Line Items]
Aggregate gross proceeds		$ 12,000,000
Marketing purposes			$ 3,500,000
Working capital and general corporate			3,000,000
Partial payment of consideration note			6,500,000
Paid to placement agent			755,238		$ 503,562
Fees and expenses			50,000
Transaction costs			(70,000)
Common shares issued (in Shares)						70	26,218
Fair value of notes					$ 1,055,420
Debt settlement (in Dollars)			$ (120,623)	$ 21,575
Pre-Consolidated Common Shares [Member]
Convertible Promissory Notes [Line Items]
Common shares issued (in Shares)			421,360		9,189,611
Conversion of equity to debt			372,446
Post-Consolidated Common Shares [Member]
Convertible Promissory Notes [Line Items]
Common shares issued (in Shares)			93,645		408,427
Conversion of equity to debt			82,765
Notes [Member]
Convertible Promissory Notes [Line Items]
Paid to placement agent			$ 300,000
Bear interest			10.00%
Convertible Promissory Notes [Member]
Convertible Promissory Notes [Line Items]
Aggregate gross proceeds			$ 12,000,000
Repayment of indebtedness			$ 7,000,000
Aggregate principal amount					$ 10,737,400
Interest expense					9,957,773
Gain on fair value of financial liabilities					$ 984,807
September Note [Member]
Convertible Promissory Notes [Line Items]
Percentage of gross proceeds			2.50%
Transaction costs			$ 350,000
Interest expense			$ 165,821
September Note [Member] | Pre-Consolidated Common Shares [Member]
Convertible Promissory Notes [Line Items]
Conversion of equity to debt			48,914
September Note [Member] | Post-Consolidated Common Shares [Member]
Convertible Promissory Notes [Line Items]
Conversion of equity to debt			10,870
January Note [Member]
Convertible Promissory Notes [Line Items]
Aggregate gross proceeds	$ 7,000,000		$ 7,000,000
Marketing purposes			2,300,000
Working capital and general corporate			2,600,000
Repayment of indebtedness			2,100,000
Partial payment of consideration note			2,000,000
Paid to placement agent			$ 70,000
Percentage of gross proceeds			1.00%
Bear interest			10.00%
Transaction costs			$ 70,000